Note 19 - Financial Instruments - Financial Assets and Liabilities Carried at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Combination, Contingent Consideration, Liability, Total	$ 32,346
Interest rate swap liability	110
Fair Value, Inputs, Level 1 [Member]
Business Combination, Contingent Consideration, Liability, Total	0
Interest rate swap liability	0
Fair Value, Inputs, Level 2 [Member]
Business Combination, Contingent Consideration, Liability, Total	0
Interest rate swap liability	110
Fair Value, Inputs, Level 3 [Member]
Business Combination, Contingent Consideration, Liability, Total	32,346	$ 24,128	$ 14,423
Interest rate swap liability	$ 0